CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Mar. 31, 2010
Net income (loss)	$ (3,583,115)	$ (3,212,467)	$ (21,009,953)	$ (4,807,801)
Adjustment to reconcile net income (loss) to net cash:
Non-cash compensation expense	235,267			130,399
Non-cash expense for investor relation related services			24,239
Deferred taxes		(449,635)	4,100,385	(3,254,786)
Depreciation	169,225	659,002	785,066	603,153
Loss / (gain) on sale of property, plant and equipment		19,503		(3,715)
Amortization of debt discount		359,820		356,437
Interest expense (including non-cash)	491,147	296,200	917,401	1,130,377
Unrealized exchange differences	818,876	(17,787)
Profits relating to de-consolidated subsidiary				(34,744)
Write back of liability			(269,124)
Provision for doubtful receivables and bad debts written off			4,644,028
Loss on extinguishment of debt			191,804	586,785
Loss on dilution of stake in Sricon				2,856,088
Impairment loss – goodwill			5,792,849
Impairment loss – Sricon investment			2,184,599
Deferred acquisition cost written off				1,854,750
Equity in earnings of affiliates				(16,446)
Accrued unrealized share in the profit of the joint venture	(28,463)
Changes in:
Accounts receivable	748,522	(674,956)	(6,822)	(3,056,548)
Unbilled receivable	0	0	0	0
Inventories	54,309	(169,100)	30,235	1,775,101
Prepaid expenses and other current assets	(523,045)	(13,600)	1,348,513	(307,538)
Trade payables	(112,787)	1,425,924	(1,499,804)	1,504,339
Advance from customers	0	0	0	0
Other current liabilities	12,909	(96,117)	(89,898)	(1,013,403)
Other non-current liabilities	(369,679)		91,364	(461,709)
Interest receivable – convertible debenture	0	0	0	0
Non-current assets	415,324		130,382	231,571
Accrued Expenses	472,892	(333,454)
Net cash used in operating activities	(1,198,618)	(2,206,667)	(2,634,736)	(1,927,690)
Cash flow from investing activities:
Purchase of property and equipment			(285,441)	(1,264,245)
Proceeds from sale of property and equipment	(2,853)	2,632	30,705	463,825
Proceeds from sale of short term investments	0	0	0	0
Redemption of convertible debentures	0	0	0	0
Proceeds from/ (Investment in) non-current investments (joint ventures etc.)		(267,844)	(59,235)	(698,174)
Deposits towards acquisitions (net of cash acquired)	0	0	0	0
Restricted cash	1,554,272	273,750	269,270	(582,081)
Net cash movement relating to de-consolidation of subsidiary				(102,045)
Investment in acquisitions net of cash acquired	2,678,119
Net cash provided/(used) in investing activities	4,229,538	8,538	(44,701)	(2,182,720)
Cash flows from financing activities:
Proceeds from/ (Repayment of) short term borrowings	8,201	22,468	(229,068)	61,585
Proceeds from long-term borrowings	0	0	0	0
Repayment of long term borrowings		(200,000)		(687,956)
Expenses for issuance of stock			(66,677)
Issuance of equity shares			3,910,575	1,833,780
Due to related parties	0	0	0	0
Proceeds from/notes payable				2,000,000
Repayment of notes payable			(200,000)
Interest paid				(287,883)
Net proceeds from issue of equity shares		3,001,118
Net cash provided/(used) by financing activities	8,201	2,823,586	3,414,830	2,919,526
Effects of exchange rate changes on cash and cash equivalents	(177,433)	1,811	4,968	(95,558)
Net increase/(decrease) in cash and cash equivalents	2,861,688	627,268	740,361	(1,286,442)
Cash and cash equivalent at the beginning of the period	1,583,284	842,923	842,923	2,129,365
Cash and cash equivalent at the end of the period	$ 4,444,972	$ 1,470,191	$ 1,583,284	$ 842,923